Schedule of Investments (unaudited)
July 31, 2024
BlackRock Large Cap Growth ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.7%
TransDigm Group Inc.	76	$98,361
Automobiles — 2.8%
Ferrari NV	190	78,472
Tesla Inc.(a)	370	85,866
		164,338
Broadline Retail — 10.2%
Amazon.com Inc.(a)	3,159	590,670
Capital Markets — 3.0%
KKR & Co. Inc.	684	84,440
S&P Global Inc.	190	92,098
		176,538
Chemicals — 1.2%
Sherwin-Williams Co. (The)	205	71,914
Commercial Services & Supplies — 2.5%
Copart Inc.(a)	1,520	79,542
Waste Connections Inc.	365	64,886
		144,428
Electrical Equipment — 1.3%
Vertiv Holdings Co., Class A	965	75,945
Entertainment — 2.5%
Netflix Inc.(a)	228	143,264
Financial Services — 4.1%
Visa Inc., Class A	894	237,509
Health Care Equipment & Supplies — 4.8%
Align Technology Inc.(a)	304	70,492
Boston Scientific Corp.(a)	722	53,341
IDEXX Laboratories Inc.(a)	114	54,278
Intuitive Surgical Inc.(a)	227	100,926
		279,037
Hotels, Restaurants & Leisure — 0.7%
Chipotle Mexican Grill Inc., Class A(a)	767	41,663
Interactive Media & Services — 9.4%
Alphabet Inc., Class A	1,216	208,593
Security	Shares	Value
Interactive Media & Services (continued)
Meta Platforms Inc., Class A	710	$337,129
		545,722
IT Services — 0.8%
Shopify Inc., Class A(a)	728	44,554
Life Sciences Tools & Services — 1.0%
Danaher Corp.	202	55,970
Pharmaceuticals — 3.4%
Eli Lilly & Co.	246	197,850
Real Estate Management & Development — 1.5%
CoStar Group Inc.(a)	1,130	88,163
Semiconductors & Semiconductor Equipment — 22.4%
ASML Holding NV	196	183,593
Broadcom Inc.	1,520	244,234
KLA Corp.	114	93,830
Nvidia Corp.	6,697	783,683
		1,305,340
Software — 17.8%
Cadence Design Systems Inc.(a)	641	171,570
Intuit Inc.	271	175,432
Microsoft Corp.	1,520	635,892
Roper Technologies Inc.	93	50,662
		1,033,556
Technology Hardware, Storage & Peripherals — 8.2%
Apple Inc.	2,161	479,915
Textiles, Apparel & Luxury Goods — 0.7%
LVMH Moet Hennessy Louis Vuitton SE, SP ADR	301	42,272
Total Investments — 100.0% (Cost: $5,718,523)		5,817,009
Other Assets Less Liabilities — 0.0%		2,263
Net Assets — 100.0%		$5,819,272

(a)	Non-income producing security.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/04/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	$—	$0 (c)	$—	$—	$—	$—	—	$14	$—

(a)	Commencement of operations.
(b)	As of period end, the entity is no longer held.
(c)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Large Cap Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$5,817,009	$—	$—	$5,817,009

Portfolio Abbreviation
ADR	American Depositary Receipt